Consolidated Statements of Comprehensive Income / (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Revenues (Note 4)	$ 140,865	$ 108,374	$ 116,894
Revenues – related party (Notes 4, 5)	0	0	701
Total Revenues	140,865	108,374	117,595
Expenses:
Voyage expenses (Note 11)	6,301	2,930	9,113
Vessel operating expenses (Note 11)	33,745	26,632	26,427
Vessel operating expenses - related parties (Notes 5, 11)	4,976	3,917	4,221
General and administrative expenses (Notes 5, 14)	7,195	5,502	5,713
Vessel depreciation and amortization (Note 6)	41,405	29,261	32,813
Impairment of vessel	0	0	28,805
Operating income	47,243	40,132	10,503
Other income / (expense), net:
Interest expense and finance cost (Note 8)	(16,741)	(17,036)	(18,964)
Other (expense) / income	(135)	1,325	850
Total other expense, net	(16,876)	(15,711)	(18,114)
Partnership’s net income / (loss) from continuing operations attributable to:	30,367	24,421	(7,611)
Preferred unit holders’ interest in Partnership’s net income from continuing operations (Notes 13, 15)	0	2,652	11,101
Deemed dividend to preferred unit holders’ (Note 13)	0	9,119	0
General Partner’s interest in Partnership’s net income / (loss) from continuing operations (Note 15)	558	236	(352)
Common unit holders’ interest in Partnership’s net income / (loss) from continuing operations (Note 15)	29,809	12,414	(18,360)
Partnership’s net (loss) / income from discontinued operations (Note 3)	0	(146,876)	7,507
Total Partnership’s comprehensive income / (loss)	$ 30,367	$ (122,455)	$ (104)
Net income / (loss) from continuing operations per (Note 15):
• Common unit, basic and diluted (adjusted for the March 2019 Reverse Split)	$ 1.60	$ 0.68	$ (1.01)
• Common units, basic and diluted (adjusted for the March 2019 Reverse Split)	18,194,186	18,178,144	18,100,455
Net (loss) / income from discontinued operations per:
• Common unit, basic and diluted (adjusted for the March 2019 Reverse Split)	$ 0	$ (7.93)	$ 0.41
Net income / (loss) from operations per:
• Common unit, basic and diluted (adjusted for the March 2019 Reverse Split)	$ 1.60	$ (7.25)	$ (0.60)